Debt (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Debt [Line Items]
Exercise price per share (in Dollars per share)		$ 3
Proceeds allocated to warrants		$ 79
Expected volatility rate		55.60%
Expected dividend yield
Risk-free interest rate		5.30%
Aggregate principal amount	$ 531
Warrant to purchase additional shares (in Shares)			15,000
Warrants to purchase aggregate shares (in Shares)			35,464
Remaining principal balance	1,286	$ 400
Principal balance			$ 106
Original purchase amount		1,000
Carrying amount of SAFE	1,512
Common stock at exercise prices (in Dollars per share)		$ 0.01
Warrant [Member]
Debt [Line Items]
Warrant to purchase (in Shares)		47,020
Exercise price per share (in Dollars per share)		$ 0.01
Warrant to purchase shares (in Shares)		28,000
Warrant to purchase additional shares (in Shares)		25,000
Two Promissory Note [Member]
Debt [Line Items]
Principal amount		$ 250
Notes Payable [Member]
Debt [Line Items]
Principal amount		2,763
Repaid principal amount		$ 100	350
Warrants contractual term		12 months
Contractual term		12 years
Fair value		$ 10	50
Five Promissory Notes [Member]
Debt [Line Items]
Principal amount			$ 1,100
Promissory Notes [Member]
Debt [Line Items]
Principal amount		586
Exercise price per share (in Dollars per share)			$ 0.01
Remaining principal balance		$ 400
Bear interest		7.00%
Promissory Notes-Related parties [Member]
Debt [Line Items]
Promissory notes percentage		7.00%
SAFEs [Member]
Debt [Line Items]
Carrying amount of SAFE		$ 1,512
Convertible Notes [Member]
Debt [Line Items]
Bore interest percentage		16.00%
Conversion price per share (in Dollars per share)		$ 6.84
Carrying amount of equity		$ 206
Minimum [Member]
Debt [Line Items]
Percentage of interest at rates		6.00%
Expected dividend yield		0.00%	0.00%
Contractual term		4 years 6 months	5 years
Maximum [Member]
Debt [Line Items]
Percentage of interest at rates		76.00%
Expected dividend yield		0.00%	0.00%
Contractual term		5 years 3 months 18 days	5 years 9 months 18 days
Common Stock [Member]
Debt [Line Items]
Exercise price per share (in Dollars per share)		$ 0.01
Warrants to purchase aggregate shares (in Shares)		103,000
Common Stock [Member] | Warrant [Member]
Debt [Line Items]
Exercise price per share (in Dollars per share)			$ 3
Related Parties [Member]
Debt [Line Items]
Remaining principal balance	444
Related Parties [Member] | Notes Payable [Member]
Debt [Line Items]
Principal amount	$ 444
Related Parties [Member] | Promissory Notes [Member]
Debt [Line Items]
Bear interest		7.00%
Related Parties [Member] | Promissory Notes-Related parties [Member]
Debt [Line Items]
Bear interest	7.00%	7.00%
Convertible Notes [Member] | Notes Payable [Member]
Debt [Line Items]
Principal amount		$ 200
Investor [Member] | Warrant [Member]
Debt [Line Items]
Warrants to purchase aggregate shares (in Shares)		4,000
Director [Member] | Two Promissory Note [Member]
Debt [Line Items]
Principal amount		$ 150
Director [Member] | Notes Payable [Member]
Debt [Line Items]
Principal amount		$ 4
Class A Common Stock [Member]
Debt [Line Items]
Exercise price per share (in Dollars per share)		$ 18
Warrants to purchase aggregate shares (in Shares)			165,000
Converted shares (in Shares)		150,953
Class A Common Stock [Member] | Warrant [Member]
Debt [Line Items]
Exercise price per share (in Dollars per share)		$ 0.01
Class A Common Stock [Member] | Convertible Notes [Member]
Debt [Line Items]
Converted shares (in Shares)		30,045